Long-term Debt - Additional Information (Details) $ in Thousands			1 Months Ended				3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Jan. 31, 2020 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2020 USD ($)	Jan. 31, 2020 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2021 USD ($)
Debt Instrument [Line Items]
Loss on extinguishment of debt		$ 10,500	$ 13,900		$ 10,533		$ 0	$ 0	$ 0	$ 13,938	$ 0		$ 0
Total debt							564,724			564,724	$ 811,650	$ 811,650	$ 551,941
Current borrowing capacity under successor revolver							100,000			$ 100,000				$ 75,000
Debt instrument, maturity date, description										extended the maturity date from January 31, 2025 to July 31, 2026.
Extended maturity date under successor revolver										Jul. 31, 2026
Additional interest expense related to deferred financing costs							$ 3,700			$ 3,700
Description of borrowing capacity not subject to net leverage ratio covenant										As of September 30, 2021, the Company had no outstanding amounts under the Successor Revolver, and therefore was not subject to the consolidated first lien leverage ratio covenant and was compliant with all other covenants under the agreement.		As of December 31, 2020, the Company did not exceed borrowings of 35% of the aggregate principal amount of the revolving commitments, and therefore was not subject to the consolidated first lien leverage ratio covenant and was compliant with all other covenants under the agreements.
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, net leverage ratio						5.25	7.75			7.75	7.75	7.75
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, net leverage ratio						1	1			1	1	1
Revolving Credit Facility due January 31, 2025 [Member]
Debt Instrument [Line Items]
Total debt				$ 75,000
Maturity date				Jan. 31, 2025
Term Loan due January 31, 2027 [Member]
Debt Instrument [Line Items]
Repayments of Credit Facility										$ 200,000
Total debt	$ 766,600		$ 766,600	$ 670,000			$ 564,700			$ 564,700
Maturity date				Jan. 31, 2027						Jan. 31, 2027
Debt instrument interest rate reduced during period										0.25%
Amortizing principal payment repayment										$ 44,300
Term Loan due January 31, 2027 [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	3.00%			3.25%						3.00%
Term Loan due January 31, 2027 [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	3.25%			3.50%						2.75%
Term Loan due January 31, 2028 [Member]
Debt Instrument [Line Items]
Total debt				$ 145,000
Maturity date				Jan. 31, 2028
Term Loan due January 31, 2028 [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Interest rate				8.50%
Description of Variable Rate Basis				8.50% plus LIBOR
Successor First Lien [Member]
Debt Instrument [Line Items]
Revolving credit facility quarterly payments, percentage				0.25%
Predecessor First Lien Facility [Member]
Debt Instrument [Line Items]
Repayments of Credit Facility		$ 34,000			$ 34,000
Total debt						$ 485,000
Maturity date						Jun. 30, 2022
Description of Variable Rate Basis						5.25% plus the LIBOR, with a floor of 1.00%
Description of borrowing capacity not subject to net leverage ratio covenant		As of December 31, 2019 and January 31, 2020, the Company did not exceed borrowings of $10.0 million (20% of the committed revolving line of credit) under the Predecessor Revolver, and therefore was not subject to the consolidated net leverage ratio covenant and was compliant with all other covenants under the Predecessor Credit Facilities.											As of December 31, 2019 and January 31, 2020, the Company did not exceed borrowings of $10.0 million (20% of the committed revolving line of credit) under the Predecessor Revolver, and therefore was not subject to the consolidated net leverage ratio covenant and was compliant with all other covenants under the Predecessor Credit Facilities.
Predecessor Second Lien Facility [Member]
Debt Instrument [Line Items]
Total debt						$ 150,000
Maturity date						Jun. 30, 2023
Description of Variable Rate Basis						9.25% plus LIBOR, with a floor of 1.00%
Predecessor Revolver [Member]
Debt Instrument [Line Items]
Maturity date						Jun. 30, 2020
Maximum borrowing capacity under successor revolver						$ 50,000
Description of Variable Rate Basis						5.25% plus LIBOR
Percentage of thershold borrowing capacity for convent trigger													20.00%